Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Financial Obligations Under Leases

The schedule below details the future financial obligations under active lease through March 2017 and the amendment entered into in February 2017.

	2017	2018	2019	2020	2021	2022	TOTAL OBLIGATION
Wayne - Corporate HQ	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Total Lease Obligations	$106,000	$118,000	$119,000	$120,000	$122,000	$20,000	$605,000

Photomedex, Inc. [Member]
Schedule of Future Annual Minimum Payments Under Leases	The future annual minimum payments under these leases, relating to our continuing operations are as follows:
Year Ending December 31,
2017	243
2018	15
Thereafter	-
Total	$808